Employee Benefits - Benefit Plan (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Benefit Plan
Percentage of participant's contribution matched by Company	100.00%		100.00%
Company contributions	$ 243	$ 187	$ 798	$ 690	$ 592
Maximum
Benefit Plan
Percentage of participant's salary matched by Company	6.00%		6.00%